FIXED ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Schedule Of Net Fixed Assets
	December 31,
	2015	2014
	US Dollars in thousands
Cost:
Machinery and equipment	35,604	36,735
Leasehold improvements	8,525	8,542
Motor vehicles	45	45
Office furniture and equipment	1,356	1,472

	45,530	46,794
Accumulated depreciation:
Machinery and equipment	(27,489)	(28,896)
Leasehold improvements	(6,695)	(6,469)
Motor vehicles	(35)	(33)
Office furniture and equipment	(1,244)	(1,326)
	(35,463)	(36,724)

Depreciated cost	10,067	10,070